Related-party Transactions - Summary of Compensation of Executive Director and Non-executive Directors of the Board (Parenthetical) (Detail) - Remuneration of the Executive Director and the Non-executive Directors of the Board [member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries allowance amount		€ 40,000
Percentage of performance bonus	121.40%
J.F.H.P. Mandeville [member]
Disclosure of transactions between related parties [line items]
Awarded amount included in salary		€ 25,000